DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q3) (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 22, 2020 USD ($) Business $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering		$ 129,832,700	$ 129,832,700	$ 0
Transaction costs	$ 7,385,802
Underwriting fees	2,417,300
Deferred underwriting fees	4,628,750
Other costs	339,752
Net proceeds from Initial Public Offering and Private Placement	$ 132,250,000	$ 132,250,000	$ 132,250,000	0
Net proceeds from Initial Public Offering and Private Placement (in dollars per share) | $ / shares	$ 10.00
Net tangible asset threshold for redeeming Public Shares	$ 5,000,001			$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent	15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period	100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period				10 days
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial Business Combination | Business	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination	80.00%
Post Business Combination ownership percentage of the target business	50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement (in dollars per share) | $ / shares	$ 10.00
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		4,145,000
Share price (in dollars per share) | $ / shares	$ 1.00
Warrants issued (in shares) | shares	4,145,000
Gross proceeds from issuance of warrants	$ 4,145,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		13,225,000
Gross proceeds from initial public offering				$ 132,250,000
Deferred underwriting fees	$ 4,628,750
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	13,225,000
Share price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 132,250,000
Redemption price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	1,725,000
Share price (in dollars per share) | $ / shares	$ 10.00